Supplement to the

Fidelity® Low-Priced Stock Fund (FLPSX) and Fidelity Value Discovery Fund (FVDFX)

Fidelity Low-Priced Stock Fund is a Class of shares of Fidelity Low-Priced Stock Fund;
Fidelity Value Discovery Fund is a Class of shares of Fidelity Value Discovery Fund

Funds of Fidelity Puritan Trust

Fidelity Dividend Growth Fund (FDGFX), Fidelity Growth & Income Portfolio (FGRIX),
Fidelity Leveraged Company Stock Fund (FLVCX), Fidelity OTC Portfolio (FOCPX),
and Fidelity Real Estate Income Fund (FRIFX)

Fidelity Dividend Growth Fund is a Class of shares of Fidelity Dividend Growth Fund;
Fidelity Growth & Income Portfolio is a Class of shares of Fidelity Growth & Income Portfolio;
Fidelity Leveraged Company Stock Fund is a Class of shares of Fidelity Leveraged Company Stock Fund;
Fidelity OTC Portfolio is a Class of shares of Fidelity OTC Portfolio;
Fidelity Real Estate Income Fund is a Class of shares of Fidelity Real Estate Income Fund

Funds of Fidelity Securities Fund

STATEMENT OF ADDITIONAL INFORMATION

September 29, 2010

Effective immediately, the general research services agreement with Fidelity Research & Analysis Company has been terminated on behalf of the funds.

The following information replaces similar information for Fidelity Growth & Income Portfolio found in the "Distributions and Taxes" section beginning on page 23.

As of July 31, 2010, Fidelity Dividend Growth Fund had an aggregate capital loss carryforward of approximately $804,929,971. This loss carryforward, of which $691,258,496 and $113,671,475 will expire on July 31, 2017 and 2018, respectively, is available to offset future capital gains. As of July 31, 2010, Fidelity Growth & Income Portfolio had an aggregate capital loss carryforward of approximately $6,214,141,000. This loss carryforward, of which $3,048,336,000 and $3,165,805,000 will expire on July 31, 2017 and 2018, respectively, is available to offset future capital gains. As of July 31, 2010, Fidelity Leveraged Company Stock Fund had an aggregate capital loss carryforward of approximately $988,870,254. This loss carryforward, of which $297,189,687 and $691,680,567 will expire on July 31, 2017 and 2018, respectively, is available to offset future capital gains. As of July 31, 2010, Fidelity Low-Priced Stock Fund had an aggregate capital loss carryforward of approximately $276,480,794. This loss carryforward, all of which will expire on July 31, 2018, is available to offset future capital gains. As of July 31, 2010, Fidelity OTC Portfolio had an aggregate capital loss carryforward of approximately $1,651,048,148. This loss carryforward, of which $1,249,895,094 and $401,153,054 will expire on July 31, 2011 and 2017, respectively, is available to offset future capital gains. As of July 31, 2010, Fidelity Real Estate Income Fund had an aggregate capital loss carryforward of approximately $13,906,408. This loss carryforward, of which $302,434 and $13,603,974 will expire on July 31, 2016 and 2017, respectively, is available to offset future capital gains. As of July 31, 2010, Fidelity Value Discovery Fund had an aggregate capital loss carryforward of approximately $270,550,560. This loss carryforward, of which $172,562,096 and $97,988,464 will expire on July 31, 2017 and 2018, respectively, is available to offset future capital gains. Under provisions of the Internal Revenue Code and related regulations, a fund's ability to utilize its capital loss carryforwards in a given year or in total may be limited.

The following information replaces similar information for Fidelity Growth & Income Portfolio found in the "Management Contracts" section beginning on page 40.

Matthew Fruhan is the portfolio manager of Fidelity Growth & Income Portfolio and receives compensation for his services. As of February 28, 2011, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of the portfolio manager's compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

The portfolio manager's base salary is determined by level of responsibility and tenure at FMR or its affiliates. The primary components of the portfolio manager's bonus are based on the pre-tax investment performance of the portfolio manager's fund(s) and account(s) measured against a benchmark index and within a defined peer group assigned to each fund or account. The pre-tax investment performance of the portfolio manager's fund(s) and account(s) is weighted according to his tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over his tenure. Each component is calculated separately over the portfolio manager's tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with his tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index and rolling periods of up to three years for the comparison to a peer group. A smaller, subjective component of the portfolio manager's bonus is based on the portfolio manager's overall contribution to management of FMR. The portion of the portfolio manager's bonus that is linked to the investment performance of Fidelity Growth & Income Portfolio is based on the fund's pre-tax investment performance measured against the S&P 500 Index, and the fund's pre-tax investment performance (based on the performance of the fund's retail class) within the Morningstar Large Blend Category. The portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR LLC, FMR's parent company. FMR LLC is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR LLC and its affiliates.

PSTSB-11-03 April 1, 2011
1.798487.114

The portfolio manager's compensation plan may give rise to potential conflicts of interest. Although investors in the fund may invest through either tax-deferred accounts or taxable accounts, the portfolio manager's compensation is linked to the pre-tax performance of the fund, rather than its after-tax performance. The portfolio manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple funds and accounts. In addition, a fund's trade allocation policies and procedures may give rise to conflicts of interest if the fund's orders do not get fully executed due to being aggregated with those of other accounts managed by FMR or an affiliate. The portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by a fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund's Code of Ethics.

The following table provides information relating to other accounts managed by Mr. Fruhan as of February 28, 2011:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	6	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	2	none	none
Assets Managed (in millions)	$ 11,833	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 2,350	none	none

* Includes Fidelity Growth & Income Portfolio ($6,340 (in millions) assets managed).

As of February 28, 2011, the dollar range of shares of Fidelity Growth & Income Portfolio beneficially owned by Mr. Fruhan was none.

The following information replaces similar information for Fidelity Growth & Income Portfolio found in the "Description of the Trusts" section beginning on page 50.

Custodians. Brown Brothers Harriman & Co., 40 Water Street, Boston, Massachusetts, is custodian of the assets of Fidelity Low-Priced Stock Fund. JPMorgan Chase Bank, 270 Park Avenue, New York, New York, is custodian of the assets of Fidelity Leveraged Company Stock Fund. The Northern Trust Company, 50 South LaSalle Street, Chicago, Illinois, is custodian of the assets of Fidelity Growth & Income Portfolio and Fidelity OTC Portfolio. Citibank, N.A., 111 Wall Street, New York, New York, is custodian of the assets of Fidelity Dividend Growth Fund, Fidelity Real Estate Income Fund, and Fidelity Value Discovery Fund. Each custodian is responsible for the safekeeping of a fund's assets and the appointment of any subcustodian banks and clearing agencies. JPMorgan Chase Bank, headquartered in New York, also may serve as a special purpose custodian of certain assets of Fidelity Dividend Growth Fund, Fidelity Growth & Income Portfolio, Fidelity Low-Priced Stock Fund, Fidelity OTC Portfolio, Fidelity Real Estate Income Fund, and Fidelity Value Discovery Fund in connection with repurchase agreement transactions. The Bank of New York Mellon, headquartered in New York, also may serve as a special purpose custodian of certain assets in connection with repurchase agreement transactions. From time to time, subject to approval by a fund's Treasurer, each fund may enter into escrow arrangements with other banks if necessary to participate in certain investment offerings.

Supplement to the

Fidelity® Low-Priced Stock Fund Class K (FLPKX) and Fidelity Value Discovery Fund Class K (FVDKX)
Funds of Fidelity Puritan Trust

Fidelity Blue Chip Growth Fund Class K (FBGKX), Fidelity Dividend Growth Fund Class K (FDGKX), Fidelity Growth & Income Portfolio Class K (FGIKX), Fidelity Leveraged Company Stock Fund Class K (FLCKX), and Fidelity OTC Portfolio Class K (FOCKX)

Funds of Fidelity Securities Fund

STATEMENT OF ADDITIONAL INFORMATION

September 29, 2010

Effective immediately, the general research services agreement with Fidelity Research & Analysis Company has been terminated on behalf of the funds.

The following information replaces the similar information found in the "Management Contracts" section for Jim Catudal beginning on page 39.

Matthew Fruhan is the portfolio manager of Fidelity Growth & Income Fund and receives compensation for his services. As of February 28, 2011, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of the portfolio manager's compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

The portfolio manager's base salary is determined by level of responsibility and tenure at FMR or its affiliates. The primary components of the portfolio manager's bonus are based on the pre-tax investment performance of the portfolio manager's fund(s) and account(s) measured against a benchmark index and within a defined peer group assigned to each fund or account. The pre-tax investment performance of the portfolio manager's fund(s) and account(s) is weighted according to his tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over his tenure. Each component is calculated separately over the portfolio manager's tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with his tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index and rolling periods of up to three years for the comparison to a peer group. A smaller, subjective component of the portfolio manager's bonus is based on the portfolio manager's overall contribution to management of FMR. The portion of the portfolio manager's bonus that is linked to the investment performance of Fidelity Growth & Income Fund is based on the fund's pre-tax investment performance measured against the S&P 500 Index, and the fund's pre-tax investment performance (based on the performance of the fund's retail class) within the Morningstar Large Blend Category. The portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR LLC, FMR's parent company. FMR LLC is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR LLC and its affiliates.

The portfolio manager's compensation plan may give rise to potential conflicts of interest. Although investors in the fund may invest through either tax-deferred accounts or taxable accounts, the portfolio manager's compensation is linked to the pre-tax performance of the fund, rather than its after-tax performance. The portfolio manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple funds and accounts. In addition, a fund's trade allocation policies and procedures may give rise to conflicts of interest if the fund's orders do not get fully executed due to being aggregated with those of other accounts managed by FMR or an affiliate. The portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by a fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund's Code of Ethics.

K-COM7B-11-03 April 1, 2011
1.881213.104

The following table provides information relating to other accounts managed by Mr. Fruhan as of February 28, 2011:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	6	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	2	none	none
Assets Managed (in millions)	$ 11,833	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 2,350	none	none

* Includes Fidelity Growth & Income Fund ($6,340 (in millions) assets managed).

As of February 28, 2011, the dollar range of shares of Fidelity Growth & Income Fund beneficially owned by Mr. Fruhan was none.

The following information replaces similar information found in the "Description of the Trust" section beginning on page 48.

Custodians. Brown Brothers Harriman & Co., 40 Water Street, Boston, Massachusetts, is custodian of the assets of Fidelity Low-Priced Stock Fund. JPMorgan Chase Bank, 270 Park Avenue, New York, New York, is custodian of the assets of Fidelity Leveraged Company Stock Fund. The Northern Trust Company, 50 South LaSalle Street, Chicago, Illinois, is custodian of the assets of Fidelity Growth & Income Portfolio and Fidelity OTC Portfolio. Citibank, N.A., 111 Wall Street, New York, New York, is custodian of the assets of Fidelity Blue Chip Growth Fund, Fidelity Dividend Growth Fund, and Fidelity Value Discovery Fund. Each custodian is responsible for the safekeeping of a fund's assets and the appointment of any subcustodian banks and clearing agencies. JPMorgan Chase Bank, headquartered in New York, also may serve as a special purpose custodian of certain assets of Fidelity Blue Chip Growth Fund, Fidelity Dividend Growth Fund, Fidelity Growth & Income Fund, Fidelity Low-Priced Stock Fund, Fidelity OTC Portfolio, and Fidelity Value Discovery Fund in connection with repurchase agreement transactions. The Bank of New York Mellon, headquartered in New York, also may serve as a special purpose custodian of certain assets in connection with repurchase agreement transactions. From time to time, subject to approval by a fund's Treasurer, each fund may enter into escrow arrangements with other banks if necessary to participate in certain investment offerings.

Supplement to the

Fund	Class A	Class T	Class B	Class C	Institutional Class
Fidelity Advisor® Convertible Securities Fund	FACVX	FTCVX	FCBVX	FCCVX	FICVX
Fidelity Advisor Dividend Growth Fund	FADAX	FDGTX	FADBX	FDGCX	FDGIX
Fidelity Advisor Equity Growth Fund	EPGAX	FAEGX	EPGBX	EPGCX	EQPGX
Fidelity Advisor Equity Income Fund	FEIAX	FEIRX	FEIBX	FEICX	EQPIX
Fidelity Advisor Equity Value Fund	FAVAX	FAVTX	FAVBX	FAVCX	FAIVX
Fidelity Advisor Growth & Income Fund	FGIRX	FGITX	FGISX	FGIUX	FGIOX
Fidelity Advisor Growth Opportunities Fund	FAGAX	FAGOX	FABGX	FACGX	FAGCX
Fidelity Advisor Growth Strategies Fund	FGVAX	FGVTX	FGVBX	FGECX	FRVIX
Fidelity Advisor Large Cap Fund	FALAX	FALGX	FALHX	FLCCX	FALIX
Fidelity Advisor Mid Cap Fund	FMCDX	FMCAX	FMCBX	FMCEX	FMCCX
Fidelity Advisor Small Cap Fund	FSCDX	FSCTX	FSCBX	FSCEX	FSCIX
Fidelity Advisor Stock Selector All Cap Fund (formerly Fidelity Advisor Dynamic Capital Appreciation Fund)	FARAX	FRGTX	FRMBX	FRECX	FDCIX
Fidelity Advisor Strategic Growth Fund	FTQAX	FTQTX	FTQBX	FTQCX	FTQIX
Fidelity Advisor Value Strategies Fund	FSOAX	FASPX	FASBX	FVCSX	FASOX

Fidelity Advisor Convertible Securities Fund Class A, Class T, Class B, Class C, and Institutional Class are Classes of shares of Fidelity® Convertible Securities Fund

Funds of Fidelity Advisor Series I, Fidelity Financial Trust, and Fidelity Securities Fund

STATEMENT OF ADDITIONAL INFORMATION

January 29, 2011

Effective immediately, the general research services agreement with Fidelity Research & Analysis Company has been terminated on behalf of the funds.

The following information supplements the similar information found in the "Management Contracts" section, beginning on page 45.

Matthew Fruhan is the portfolio manager of Fidelity Advisor Growth & Income Fund and receives compensation for his services. As of February 28, 2011, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of the portfolio manager's compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

The portfolio manager's base salary is determined by level of responsibility and tenure at FMR or its affiliates. The primary components of the portfolio manager's bonus are based on the pre-tax investment performance of the portfolio manager's fund(s) and account(s) measured against a benchmark index and within a defined peer group assigned to each fund or account. The pre-tax investment performance of the portfolio manager's fund(s) and account(s) is weighted according to his tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over his tenure. Each component is calculated separately over the portfolio manager's tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with his tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index and rolling periods of up to three years for the comparison to a peer group. A smaller, subjective component of the portfolio manager's bonus is based on the portfolio manager's overall contribution to management of FMR. The portion of the portfolio manager's bonus that is linked to the investment performance of Fidelity Advisor Growth & Income Fund is based on the fund's pre-tax investment performance measured against the S&P 500 Index, and the fund's pre-tax investment performance (based on the performance of the fund's Institutional Class) within the Morningstar Large Blend Category. The portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR LLC, FMR's parent company. FMR LLC is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR LLC and its affiliates.

ACOM11B-11-02 April 1, 2011
1.739097.139

The portfolio manager's compensation plan may give rise to potential conflicts of interest. Although investors in the fund may invest through either tax-deferred accounts or taxable accounts, the portfolio manager's compensation is linked to the pre-tax performance of the fund, rather than its after-tax performance. The portfolio manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple funds and accounts. In addition, a fund's trade allocation policies and procedures may give rise to conflicts of interest if the fund's orders do not get fully executed due to being aggregated with those of other accounts managed by FMR or an affiliate. The portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by a fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund's Code of Ethics.

The following table provides information relating to other accounts managed by Mr. Fruhan as of February 28, 2011:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	6	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	2	none	none
Assets Managed (in millions)	$ 11,833	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 2,350	none	none

* Includes Fidelity Advisor Growth & Income Fund ($1,455 (in millions) assets managed).

As of February 28, 2011, the dollar range of shares of Fidelity Advisor Growth & Income Fund beneficially owned by Mr. Fruhan was none.